Cash flow information - Summary of reconciliation of liabilities arising from financing activities explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1	¥ 519,750	¥ 19,633
Changes from financing cash flows	692,739	483,413
Revision of a lease term arising from a change in the non-cancellable period of a lease		(797)
New leases	4,516	7,263
Interest expenses	32,960	10,238
Increase arising from business combination	20,455
Changes in fair values	116,520
Conversion of convertible bonds to share capital	(319,335)
Disposal	(4,733)
Foreign exchange movement	1,382
At December 31	1,064,254	519,750
Interest-bearing bank borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1	503,155	0
Changes from financing cash flows	236,453	503,155
New leases	0	0
Interest expenses	0	0
Increase arising from business combination	15,166
Changes in fair values	0
Conversion of convertible bonds to share capital	0
Disposal	0
Foreign exchange movement	0
At December 31	754,774	503,155
Interest payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1	415	0
Changes from financing cash flows	(30,817)	(8,734)
New leases	0
Interest expenses	31,480	9,149
Increase arising from business combination	0
Changes in fair values	0
Conversion of convertible bonds to share capital	0
Disposal	0
Foreign exchange movement	0
At December 31	1,078	415
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1	16,180	19,633
Changes from financing cash flows	(7,945)	(11,008)
Revision of a lease term arising from a change in the non-cancellable period of a lease		(797)
New leases	4,516	7,263
Interest expenses	783	1,089
Increase arising from business combination	5,289
Changes in fair values	0
Conversion of convertible bonds to share capital	0
Disposal	(4,733)
At December 31	14,090	16,180
Convertible bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1	0
Changes from financing cash flows	474,117
New leases	0
Interest expenses	0
Increase arising from business combination	0
Changes in fair values	116,520
Conversion of convertible bonds to share capital	(319,335)
Disposal	0
Foreign exchange movement	1,382
At December 31	272,684	0
Revenue-Based Financing [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At January 1	0
Changes from financing cash flows	20,931
New leases	0
Interest expenses	697
Increase arising from business combination	0
Changes in fair values	0
Conversion of convertible bonds to share capital	0
Disposal	0
Foreign exchange movement	0
At December 31	¥ 21,628	¥ 0